Intangible Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 42,744	$ 6,197	¥ 42,221	¥ 42,292
Estimated amortization expense, 2023	39,907
Estimated amortization expense, 2024	54,937
Estimated amortization expense, 2025	54,444
Estimated amortization expense, 2026	51,596
Estimated amortization expense, 2027	¥ 37,202